Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ (4,666)	$ (4,051)	$ (1,772)
Deferred	(3,161)	(18,606)	1,870
Income tax (expense) recovery	$ (7,827)	$ (22,657)	$ 98